CONSOLIDATED STATEMENT OF EQUITY - 3 months ended Dec. 31, 2025 - USD ($)		Common Stock	Additional Paid-In Capital	Treasury Stock	Due from Shareholder	Retained Earnings	Accumulated Other Comprehensive Loss	Total
September 24, 2025 (in shares) at Sep. 23, 2025	[1]	100
September 24, 2025 at Sep. 23, 2025	[1]		$ 0		$ 0
CONSOLIDATED STATEMENT OF EQUITY
Stock issuance (in shares)		0
Stock issuance			0	$ 0	0	$ 0	$ 0	$ 0
December 31, 2025 (in shares) at Dec. 31, 2025		100						100
December 31, 2025 at Dec. 31, 2025	[1]		$ 0		$ 0

[1]	Indicates an amount less than 1